Collaboration agreement with Curis, Inc. (Details Textual) - Curis, Inc. [Member] $ / shares in Units, shares in Thousands, ₨ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2018 shares	Jan. 18, 2015 INR (₨) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2018 USD ($) shares	Sep. 07, 2016 INR (₨) shares	Sep. 07, 2016 USD ($) $ / shares shares	Jan. 18, 2015 USD ($) shares
Disclosure Of Collaboration Agreement [Line Items]
Vesting Requirements For Shares Acquired		shares were initially subject to a lock-up agreement. However, as of March 31, 2017, lock-up restrictions were released on all of the aforementioned 17.1 million shares. In connection with the issuance of such shares, Curis and Aurigene entered into a Registration Rights Agreement dated January 18, 2015 which provides for certain registration rights with respect to resale of the shares. The common stock of Curis is listed for quotation on the NASDAQ Global Market.	As partial consideration for the collaboration, pursuant to a Stock Purchase Agreement dated January 18, 2015, Curis issued to Aurigene 17.1 million shares of its common stock, representing 19.9% of its outstanding common stock immediately prior to the transaction (approximately 16.6% of its outstanding common stock immediately after the transaction). Such shares were initially subject to a lock-up agreement. However, as of March 31, 2017, lock-up restrictions were released on all of the aforementioned 17.1 million shares. In connection with the issuance of such shares, Curis and Aurigene entered into a Registration Rights Agreement dated January 18, 2015 which provides for certain registration rights with respect to resale of the shares. The common stock of Curis is listed for quotation on the NASDAQ Global Market.	As partial consideration for the collaboration, pursuant to a Stock Purchase Agreement dated January 18, 2015, Curis issued to Aurigene 17.1 million shares of its common stock, representing 19.9% of its outstanding common stock immediately prior to the transaction (approximately 16.6% of its outstanding common stock immediately after the transaction). Such shares were initially subject to a lock-up agreement. However, as of March 31, 2017, lock-up restrictions were released on all of the aforementioned 17.1 million shares. In connection with the issuance of such shares, Curis and Aurigene entered into a Registration Rights Agreement dated January 18, 2015 which provides for certain registration rights with respect to resale of the shares. The common stock of Curis is listed for quotation on the NASDAQ Global Market.
Description of lock-up restrictions on shares issued in business combination			These additional shares are also subject to a lock-up agreement, which is similar to the lock-up for the original Curis shares the Company received. However, this lock-up remains effective until September 7, 2018, with shares being released from such lock-up in 25% increments on each of March 7, 2017, September 7, 2017, March 7, 2018 and September 7, 2018, subject to acceleration of release of all the shares in connection with a change of control of Curis. As of March 31, 2018, lock-up restrictions were released on an aggregate of 7.65 million of such additional shares of Curis common stock, representing 75% of the shares which Aurigene received from Curis in 2016.	These additional shares are also subject to a lock-up agreement, which is similar to the lock-up for the original Curis shares the Company received. However, this lock-up remains effective until September 7, 2018, with shares being released from such lock-up in 25% increments on each of March 7, 2017, September 7, 2017, March 7, 2018 and September 7, 2018, subject to acceleration of release of all the shares in connection with a change of control of Curis. As of March 31, 2018, lock-up restrictions were released on an aggregate of 7.65 million of such additional shares of Curis common stock, representing 75% of the shares which Aurigene received from Curis in 2016.
Fair value of instruments or interests		₨ 1,452			₨ 1,247	$ 18.8	$ 23.5
Number of additional shares to be issued under amendment of collaboration agreement | shares					10,200	10,200
Milestone and other payments to be received						$ 24.5
Number of share released from equity restrictions | shares			7,650	7,650
Number of shares issued | shares		17,100					17,100
Percentage Of Interests Acquired In Collaboration Agreement		19.90%
Share Prices | $ / shares						$ 1.84
Percentage Of Voting Rights Held After The Agreement		16.60%
Gains (losses) recognised in other comprehensive income, fair value measurement, assets | ₨			₨ 1,535
Equity Shares After Stock Split | shares	5,470
Reverse Stock Split	1-for-5
Program One [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				$ 52.5
Program One [Member] | Approval and commerical milestone payment [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				42.5
Program Two [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				52.5
Program Two [Member] | Approval and commerical milestone payment [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				42.5
Program Three [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				50.0
Program Three [Member] | Approval and commerical milestone payment [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				42.5
Program Four [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				50.0
Program Four [Member] | Approval and commerical milestone payment [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				42.5
Subsequent Programs [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				140.5
Subsequent Programs [Member] | Approval and commerical milestone payment [Member] | Development and commercial milestone payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Milestone Payments Receivable On Achieving Commercial And Development Milestones				$ 87.5